Basis of preparation	12 Months Ended
Sep. 30, 2023
Corporate information and statement of IFRS compliance [abstract]
Basis of preparation	Basis of preparation
These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB).
The Company’s consolidated financial statements for the years ended September 30, 2023 and 2022 were authorized for issue by the Board of Directors on November 7, 2023.
BASIS OF MEASUREMENT
The consolidated financial statements have been prepared on a historical cost basis, except for certain financial assets and liabilities, which have been measured at fair value as described below.